Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Loans receivable		$ 3,600,000	$ 3,600,000
Allowance for doubtful accounts			0	$ 606,043
Decrease to accounts receivable				540,000
Bad debt expense			541,099	188,548
Provision for inventory loss			$ 0	400,787
Impairment charge				$ 4,663,514
Income taxes, description	In accordance with ASC 740-10, for those tax positions where there is a greater than 50% likelihood that a tax benefit will be sustained, our policy will be to record the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. For those income tax positions where there is less than 50% likelihood that a tax benefit will be sustained, no tax benefit will be recognized in the financial statements.		In accordance with ASC 740-10, for those tax positions where there is a greater than 50% likelihood that a tax benefit will be sustained, our policy will be to record the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. For those income tax positions where there is less than 50% likelihood that a tax benefit will be sustained, no tax benefit will be recognized in the financial statements.
Fair value measurements, description			When multiple instruments are issued in a single transaction, the total proceeds from the transaction should be allocated among the individual freestanding instruments identified. In this case, there were warrants issued in conjunction with convertible notes of $4.9 million and $250K and the sale of common stock through subscription agreements for $679K and $10.3 million. The allocation occurs after identifying (1) all the freestanding instruments and (2) the subsequent measurement basis for those instruments. The subsequent measurement basis helps inform how the proceeds should be allocated. After the proceeds are allocated to the freestanding instruments, those instruments should be further evaluated for embedded features that may need to be bifurcated or separated. If debt or stock is issued with detachable warrants, the guidance in ASC 470-20-25-2 (applied by analogy to stock) requires that the proceeds be allocated to the two instruments based on their relative fair values. This method is generally appropriate if debt or stock is issued with any other freestanding instrument that is classified in equity (such as a detachable forward contract) or as a liability but not subject to subsequent fair value accounting. Given that the convertible notes and common stock that were issued with warrants are both not subject to subsequent fair value accounting treatment, Management determined the relative fair value method shall be used for allocating the proceeds of the transaction. Under the relative fair value method, the instrument being analyzed is allocated a portion of the proceeds based on its fair value to the sum of the fair value of all the instruments covered int the allocation. Management additionally evaluated the facts and circumstances to determine whether the principal balance of the Notes ($4.9 million and $250K) approximated their fair value. The Notes were issued entirely to unrelated third parties which were deemed to be arm’s length transactions. In addition, the comparable interest rates for loans of similar companies as of the date of the Note issuances range from 10-15% given the liquidity concerns of the Company. The term of the Notes issued range from 8-15 months, which would support the conclusion that the principal balance approximates their fair value given the short-term maturities of each Note.
Potentially dilutive securities outstanding (in Shares)	1,933,982	2,050,000
Restricted Stock Units (RSUs) [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Potentially dilutive securities outstanding (in Shares)			2,200,003	2,453,172
Variable Interest Entity, Primary Beneficiary [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Decrease to accounts receivable			$ 0	$ 66,043
Bad debt expense			1,099	4,548
CMI Transaction [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Impairment charge				$ 316,218
Right-of-use assets and corresponding liability			$ 1,411,461